Consolidated Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents (Note 5)	$ 13,466,027	$ 10,055,211	$ 12,371,464
Trade accounts receivable – net (Note 6)	2,696,831	2,251,229	2,368,342
Recoverable taxes (Note 12.b)	1,010,710	1,253,017	658,121
Other current assets	283,943	149,945	113,853
Total current assets	17,457,511	13,709,402	15,511,780
Advanced payments to suppliers	1,158,227	2,105,833	2,564,880
Machinery, equipment and improvements on leased assets – net (Note 7)	4,819,108	4,552,283	3,928,258
Improvements to concession assets – net (Note 8)	36,612,316	28,997,244	20,260,493
Airport concessions – net (Note 9)	9,622,181	8,778,988	9,668,698
Rights to use airport facilities – net (Note 10)	597,799	646,801	703,500
Other acquired rights – net (Note 11)	2,867,859	814,297	431,509
Derivative financial instruments (Note 15)	18,256	167,696	292,697
Deferred income taxes – net (Note 12.e)	8,128,715	7,337,813	6,810,168
Right-of-use assets	31,793	47,255	57,258
Other assets – net	339,308	287,247	276,100
Total	81,653,073	67,444,859	60,505,341
Current liabilities:
Bank loans, debt securities and current portion of debt (Note 16.a and b)	13,982,903	7,830,316	2,256,891
Concession taxes payable	801,515	608,543	259,083
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (Note 30.a)	704,612	722,923	621,722
Accounts payable (Note 13)	3,820,121	2,557,922	2,472,291
Advance payments from clients	90,907	87,599	106,353
Taxes payable	298,148	99,322	153,139
Liabilities for assets in lease (Note 14.b)	19,357	13,183	15,418
Derivative financial instruments (Note 15)	11,490	26,990	51,205
Income taxes payable (Note 12)	721,035	138,781	983,868
Total current liabilities	20,450,088	12,085,579	6,919,970
Deposits received in guarantee (Note 4)	1,144,288	1,022,148	916,961
Liabilities for assets in lease (Note 14.b)	20,684	39,508	46,207
Deferred income taxes (Note 12.e)	1,055,789	335,174	488,804
Retirement employee benefits (Note 17)	353,509	280,423	216,908
Long-term borrowings (Note 16.a)	4,103,254	4,481,792	6,232,858
Debt securities (Note 16.b)	29,903,722	28,255,588	25,855,588
Total long-term liabilities	36,581,246	34,414,633	33,757,326
Total liabilities	57,031,334	46,500,212	40,677,296
Stockholders' equity (Note 18):
Common stock	1,194,390	8,197,536	8,197,536
Repurchased shares	0	0	(1,999,987)
Legal reserve	920,187	478,185	34,076
Reserve for repurchase of shares	2,500,000	2,500,000	2,499,473
Retained earnings	16,957,723	8,787,568	9,187,597
Foreign currency translation reserve	769,800	(240,307)	575,534
Remeasurements of employee benefits – Net of income tax	8,282	(1,919)	14,013
Reserve for financial instruments of cash flow hedges – Net of income tax	(4,583)	60,720	130,624
Total equity attributable to controlling interest	22,345,799	19,781,783	18,638,866
Non-controlling interest (Note 19)	2,275,940	1,162,864	1,189,179
Total Stockholders' equity	24,621,739	20,944,647	19,828,045
Total	$ 81,653,073	$ 67,444,859	$ 60,505,341